Share capital (Tables)	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of share capital
	Number of ordinary shares	Amount
	2024	2024
	Units	USD

Issued and fully paid:
Ordinary shares
As at 14 May 2024 (date of incorporation)/31 August	1	1

	Number of ordinary shares	Amount
	2024	2024
	Units (Unaudited)	USD (Unaudited)

Issued and fully paid:
Ordinary shares
As at 14 May 2024 (date of incorporation)/30 September	1	1

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of share capital

	Number of ordinary shares		Amount
	2024	2023	2024	2023
			USD	USD

Issued and fully paid:
Ordinary shares
As at 1 April	46,698,702	45,101,192	11,089,838	10,865,233
Issuance of shares during the financial year	140,040	22,770	2,441,769	224,605
Subdivision of shares during the financial year	11,203,256	1,574,740	-	-

As at 31 March	58,041,998	46,698,702	13,531,607	11,089,838

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of share capital

	Number of ordinary shares	Amount
	2024	2024
	Units	USD

Issued and fully paid:
Ordinary shares
As at 11 April 2024 (date of incorporation)/31 May	1	-*

The Company was incorporated on 11 April 2024 with an issued and paid up share capital of USD0.00001 consisting of 1 ordinary shares.

*	represent an amount of USD0.00001.

	Number of ordinary shares		Amount
	2024	2023	2024	2023
			USD	USD
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Issued and fully paid:
Ordinary shares
As at 1 April/30 September	58,041,998	46,698,702	13,531,607	11,089,838

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of share capital

Authorised Share capital
2,000,000,000 no par value Ordinary Shares no-par value
Issued Share capital
63,916,115 Ordinary Shares no-par value	54,677,041	10,000
Share issue costs	(2,500,000)
Total Issued Share Capital	52,177,041	10,000